Segment Information - Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Operating and formation costs	$ 625,842	$ 1,499,150
Interest earned on investments held in Trust Account	$ 359,243	$ 2,781,123